Stockholders' Equity (FY) (Details)													3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 08, 2022	Dec. 05, 2022	Oct. 18, 2022 USD ($) $ / shares shares	Sep. 17, 2021 USD ($) $ / shares shares	Mar. 19, 2021 USD ($) $ / shares shares	Aug. 21, 2020 USD ($) $ / shares shares	May 05, 2020 USD ($) $ / shares shares	Apr. 01, 2020 USD ($) shares	Mar. 23, 2020 USD ($) $ / shares shares	Jan. 28, 2020 USD ($) $ / shares shares	Mar. 12, 2019 $ / shares	Nov. 27, 2017 USD ($) $ / shares shares	Sep. 30, 2023 shares	Jun. 30, 2023 $ / shares shares	Mar. 31, 2023 shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Oct. 31, 2022 $ / shares	Apr. 02, 2020 $ / shares shares	Nov. 06, 2019 $ / shares	Oct. 25, 2019 $ / shares	May 30, 2019 $ / shares shares	Jul. 03, 2018 $ / shares
Class of Stock Disclosures [Abstract]
Warrants exercised to purchase common stock (in shares)																				4,552,000
Proceeds from warrant exercises | $																		$ 0	$ 1,000	$ 4,100,000
Exercise price of warrants (in dollars per share) | $ / shares														$ 0
Preferred stock, shares outstanding (in shares)													0			0		0	0
Gross proceeds from public stock offering | $																$ 2,108,000	$ 0
Reverse stock split	0.01
Minimum [Member]
Class of Stock Disclosures [Abstract]
Reverse stock split		0.02
Maximum [Member]
Class of Stock Disclosures [Abstract]
Reverse stock split		0.01
January 2020 Offering [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)										5,855,000
Exercise price of warrants (in dollars per share) | $ / shares			$ 25						$ 900	$ 1,650							$ 250
Issuance of common stock, net (in shares)										2,015,000
Public offering price (in dollars per share) | $ / shares										$ 1,650
Gross proceeds from public stock offering | $										$ 9,700,000
Net proceeds from public stock offering | $										8,600,000
Down-round protection in connection with re-pricing of warrants | $										200,000
Beneficial conversion amount | $										$ 1,600,000
March 2020 Offering [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)									1,387,000
Exercise price of warrants (in dollars per share) | $ / shares									$ 1,118
Issuance of common stock, net (in shares)									1,387,000
Public offering price (in dollars per share) | $ / shares									$ 900
Gross proceeds from public stock offering | $									$ 1,200,000
Net proceeds from public stock offering | $									$ 1,000,000
Warrant expiry period																		5 years 6 months
Warrants exercisable period																		6 months
April 2020 Offering [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)																						855,000
Exercise price of warrants (in dollars per share) | $ / shares																						$ 1,115
Issuance of common stock, net (in shares)								1,710,000
Public offering price (in dollars per share) | $ / shares																						$ 1,302
Gross proceeds from public stock offering | $								$ 2,200,000
Warrant expiry period																		5 years 6 months
May 2020 Offering [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)							600,000
Exercise price of warrants (in dollars per share) | $ / shares							$ 1,230
Issuance of common stock, net (in shares)							1,199,000
Public offering price (in dollars per share) | $ / shares							$ 1,418
Gross proceeds from public stock offering | $							$ 1,700,000
Warrant expiry period																		5 years 6 months
August 2020 Offering [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)						10,647,000
Public offering price (in dollars per share) | $ / shares						$ 1,350
Gross proceeds from public stock offering | $						$ 14,400,000
Net proceeds from public stock offering | $						$ 13,000,000
Number of shares issuable on the exercise of warrants (in shares)						10,647,000
Warrant expiry period																		5 years
March 2021 Offering [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)					37,958
Gross proceeds from public stock offering | $					$ 20,900,000
Net proceeds from public stock offering | $					$ 18,900,000
September 2021 Offering [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)				40,056
Gross proceeds from public stock offering | $				$ 10,000,000
Net proceeds from public stock offering | $				$ 9,000,000
October 2022 Offering [Member]
Class of Stock Disclosures [Abstract]
Gross proceeds from public stock offering | $			$ 11,000,000
Net proceeds from public stock offering | $			$ 9,400,000
Warrants to Purchase Common Stock [Member]
Class of Stock Disclosures [Abstract]
Number of warrants vested (in shares)																0		0
Warrants to Purchase Common Stock [Member] | Consultant [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)																									33
Exercise price of warrants (in dollars per share) | $ / shares																									$ 9,540
Common Stock [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)													0	657,333				209,940	78,014
Conversion of preferred stock into common stock (in shares)															10,493			221,078
Common Stock [Member] | October 2022 Offering [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)			209,940
Number of shares in one unit (in shares)			1
Series F Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Gross proceeds from issuance of convertible preferred stock | $												$ 18,000,000
Net proceeds from issuance of convertible preferred stock | $												$ 16,200,000
Conversion price (in dollars per share) | $ / shares												$ 189,000														$ 89,040
Number of consecutive trading days considered for expiration																20 days		20 days
Number of consecutive trading days																30 days		30 days
Percentage of volume weighted average price of common stock												300.00%
Trading volume for each trading day | $												$ 200,000
Preferred stock issued (in shares)												18,000	127			127		127	127
Number of shares issuable on conversion of preferred stock (in shares)												96
Preferred stock, shares outstanding (in shares)													127			127		127	127
Aggregate cash placement fee											8.00%
Series F Convertible Preferred Stock [Member] | Minimum [Member]
Class of Stock Disclosures [Abstract]
Percentage of volume weighted average price of common stock												300.00%
Trading volume for each trading day | $												$ 200,000
Series F Convertible Preferred Stock [Member] | March 2019 Offering [Member]
Class of Stock Disclosures [Abstract]
Conversion price (in dollars per share) | $ / shares											$ 15,750
Series F Convertible Preferred Stock [Member] | October 2019 Offering [Member]
Class of Stock Disclosures [Abstract]
Conversion price (in dollars per share) | $ / shares																								$ 4,230
Series F Convertible Preferred Stock [Member] | November 2019 Offering [Member]
Class of Stock Disclosures [Abstract]
Conversion price (in dollars per share) | $ / shares																							$ 2,983
Series F Convertible Preferred Stock [Member] | January 2020 Offering [Member]
Class of Stock Disclosures [Abstract]
Conversion price (in dollars per share) | $ / shares										$ 1,650
Exercise price of warrants (in dollars per share) | $ / shares										900
Series F Convertible Preferred Stock [Member] | March 2020 Offering [Member]
Class of Stock Disclosures [Abstract]
Conversion price (in dollars per share) | $ / shares									$ 900
Series F Convertible Preferred Stock [Member] | March 2021 Offering [Member]
Class of Stock Disclosures [Abstract]
Conversion price (in dollars per share) | $ / shares					$ 550
Exercise price of warrants (in dollars per share) | $ / shares					$ 550
Series F Convertible Preferred Stock [Member] | September 2021 Offering [Member]
Class of Stock Disclosures [Abstract]
Conversion price (in dollars per share) | $ / shares				$ 250
Exercise price of warrants (in dollars per share) | $ / shares				$ 250
Series F Convertible Preferred Stock [Member] | October 2022 Offering [Member]
Class of Stock Disclosures [Abstract]
Conversion price (in dollars per share) | $ / shares			$ 25														$ 250				$ 25
Series F Convertible Preferred Stock [Member] | Warrants to Purchase Common Stock [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)												191
Series F Convertible Preferred Stock [Member] | Warrant Series 1 [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)												16
Exercise price of warrants (in dollars per share) | $ / shares												$ 189,000
Series F Convertible Preferred Stock [Member] | Warrant Series 2 [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)												4
Exercise price of warrants (in dollars per share) | $ / shares												$ 189,000
Series H Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Conversion price (in dollars per share) | $ / shares										$ 1,650
Preferred stock, shares outstanding (in shares)																				0
Maximum percentage of the applicable Unit offering price, by which exercise price can be lower than adjustment										10.00%
Conversion of preferred stock into common stock (in shares)																				115,173
Series H Preferred Stock [Member] | January 2020 Offering [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)										115,173,000
Series I Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Preferred stock issued (in shares)													0			0		1,049,280	0
Preferred stock, shares outstanding (in shares)													0			0		1,049,280	0
Series I Preferred Stock [Member] | October 2022 Offering [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)			23,157,124
Number of shares in one unit (in shares)			1
Class A Unit [Member] | October 2022 Offering [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)			209,940
Common stock offering price per share (in dollars per share) | $ / shares			$ 25
Number of shares in one unit (in shares)			1
Common stock exercise price per share (in dollars per share) | $ / shares			$ 25
Class A Unit [Member] | Warrants [Member] | October 2022 Offering [Member]
Class of Stock Disclosures [Abstract]
Number of shares in one unit (in shares)			1.5
Class B Unit [Member] | October 2022 Offering [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)			23,157,124
Common stock offering price per share (in dollars per share) | $ / shares			$ 0.25
Common stock exercise price per share (in dollars per share) | $ / shares			$ 0
Class B Unit [Member] | Warrants [Member] | October 2022 Offering [Member]
Class of Stock Disclosures [Abstract]
Number of shares in one unit (in shares)			1.5